Related Parties Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Parties Transactions
40.	RELATED PARTIES TRANSACTIONS

The ROC Government, one of Chunghwa’s customers, has significant equity interest in Chunghwa.  Chunghwa provides fixed-line services, wireless services, internet and data and other services to the various departments and institutions of the ROC Government in the normal course of business and at arm’s-length prices.  Except for those disclosed in other notes or this note, the transactions with the ROC government bodies have not been disclosed because the transactions are not individually or collectively significant.  However, the related revenues and operating costs have been appropriately recorded.

a.	The Company engages in business transactions with the following related parties:

Company	Relationship
Taiwan International Standard Electronics Co., Ltd.	Associate
So-net Entertainment Taiwan Limited	Associate
KKBOX Taiwan Co., Ltd.	Associate
KingwayTek Technology Co., Ltd.	Associate
UUPON Inc.	Associate (Note 1)
Taiwan International Ports Logistics Corporation	Associate
International Integrated Systems, Inc.	Subsidiary (Note 2)
Senao Networks, Inc.	Associate
EnRack Tech. Co., Ltd.	Subsidiary of the Company’s associate, Senao Networks, Inc.
Emplus Technologies, Inc.	Subsidiary of the Company’s associate, Senao Networks, Inc.
ST-2 Satellite Ventures Pte., Ltd.	Associate
CHT Infinity Singapore Pte. Ltd.	Associate
Viettel-CHT Co., Ltd.	Associate
Click Force Co., Ltd.	Associate
Alliance Digital Tech Co., Ltd.	Associate (Note 3)
Chunghwa PChome Fund I Co., Ltd.	Associate
Cornerstone Ventures Co., Ltd.	Associate
Next Commercial Bank Co., Ltd.	Associate
WiAdvance Technology Corporation	Associate
AgriTalk Technology Inc.	Associate (Note 4)
Imedtac Co., Ltd.	Associate (Note 4)
Chunghwa SEA Holdings	Joint venture
Other related parties
Chunghwa Telecom Foundation	A nonprofit organization of which the funds donated by Chunghwa exceeds one third of its total funds
Senao Technical and Cultural Foundation	A nonprofit organization of which the funds donated by SENAO exceeds one third of its total funds
Sochamp Technology Co., Ltd.	Investor of significant influence over CHST
E-Life Mall Co., Ltd.	One of the directors of E-Life Mall and a director of SENAO are members of an immediate family
Engenius Technologies Co., Ltd.	Chairman of Engenius Technologies Co., Ltd. is a member of SENAO’s management
Cheng Keng Investment Co., Ltd.	Chairman of Cheng Keng Investment Co., Ltd. and SENAO’s chief executive officer are members of an immediate family
Cheng Feng Investment Co., Ltd.	Chairman of Cheng Feng Investment Co., Ltd. and SENAO’s chief executive officer are members of an immediate family
All Oriented Investment Co., Ltd.	Chairman of All Oriented Investment Co., Ltd. and SENAO’s chief executive officer are members of an immediate family

(Continued)

Company	Relationship
Hwa Shun Investment Co., Ltd.	Chairman of Hwa Shun Investment Co., Ltd. and SENAO’s chief executive officer are members of an immediate family
Yu Yu Investment Co., Ltd.	Chairman of Yu Yu Investment Co., Ltd. and SENAO’s chief executive officer are members of an immediate family
Divine Fine Foods & Wine Inc.	Chairman of Divine Fine Foods & Wine Inc. and SENAO’s chief executive officer are members of an immediate family (Note 5)
United Daily News Co., Ltd.	Investor of significant influence over SFD
Shenzhen Century Communication Co., Ltd.	Investor of significant influence over SCT
Advantech Co., Ltd.	Investor of significant influence over IISI
Chunghwa Post Co., Ltd.	Government-related entity as Chunghwa Telecom

(Concluded)

Note 1: UUPON was previously an associate.  As the Company did not participate in the capital increase of UUPON in October 2020; therefore, the Company lost its significant influence over UUPON.  Since then, UUPON was no longer a related party of the Company.  Please refer to Note 15.

Note 2:  IISI was an associate and has become a subsidiary starting from July 1, 2020 (“acquisition date”).  Please refer to Note 14(c).  All transactions within the Company were eliminated upon consolidation since the acquisition date.

Note 3: ADT completed its liquidation in August 2021.  Please refer to Note 15.

Note 4: ATT and IME were previously treated as financial assets at FVOCI.  As the Company acquired seats in the Board of Directors of each company and has significant influence over ATT and IME in July and August 2021, respectively, these investments are reclassified as associates.  Please refer to Note 15.

Note 5: Divine Fine Foods & Wine Inc. replaced its responsible persons in October 2021. Since then, Divine Fine Foods & Wine Inc. is no longer a related party of the Company.

b.

Balances and transactions between Chunghwa and its subsidiaries, which are related parties of Chunghwa, have been eliminated on consolidation and are not disclosed in this note.  Terms of the foregoing transactions with related parties were not significantly different from transactions with non-related parties.  When no similar transactions with non-related parties can be referenced, terms were determined in accordance with mutual agreements.  Details of transactions between the Company and other related parties are disclosed below:

1)	Operating transactions

	Revenues
	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Associates	$274	$1,508	$499
Others	76	66	55
	$350	$1,574	$554

	Operating Costs and Expenses
	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Associates	$964	$715	$853
Others	76	68	74
	$1,040	$783	$927

2)	Non-operating transactions

	Non-operating Income and Expenses
	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
		(In Millions)
Associates	$41	$37	$38
Others	4	3	3
	$45	$40	$41

3)	Receivables

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Associates	$229	$35
Others	1	6
	$230	$41

4)	Contract liabilities-current

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Associates	$183	$—

5)	Payables

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Associates	$643	$386
Others	3	6
	$646	$392

6)	Customers’ deposits

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Associates	$5	$16

7)	Acquisition of property, plant and equipment

	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Associates	$242	$375	$398

8)	Disposal of property, plant and equipment and investment properties to Chunghwa Post Co., Ltd.

	Proceeds
	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Associates	$—	$—	$10
Others (Chunghwa Post Co., Ltd.)	—	386	—
	$—	$386	$10

	Gain on Disposal
	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Associates	$—	$—	$2
Others (Chunghwa Post Co., Ltd.)	—	310	—
	$—	$310	$2

9)	Lease-in agreements

Chunghwa entered into a contract with ST-2 Satellite Ventures Pte., Ltd. on March 12, 2010 to lease capacity on the ST-2 satellite.  This lease term is for 15 years which should start from the official operation of ST-2 satellite and the total contract value is approximately $6,000 million (SGD$261 million), including a prepayment of $3,068 million at the inception of the lease, and the rest of amount should be paid annually when ST-2 satellite starts its official operation.  ST-2 satellite was launched in May 2011 and began its official operation in August 2011.  As ST-2 satellite is in good operating condition, the useful life is extended for another 3 years and 3 months after evaluation in 2021.  The Board of Directors of Chunghwa approved to extend the lease period accordingly with the original contract terms in December 2021; therefore, Chunghwa acquired right-of-use asset of $1,125 million from the aforementioned lease extension.

The lease liabilities of ST-2 Satellite Ventures Pte., Ltd. as of December 31, 2020 and 2021 were as follows:

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Lease liabilities - current	$182	$173
Lease liabilities - noncurrent	817	1,741
	$999	$1,914

The interest expense recognized for the aforementioned lease liabilities for the years ended December 31, 2019, 2020 and 2021 were $11 million, $9 million and $7 million, respectively.

c.	Compensation of key management personnel

The compensation of directors and other key management personnel for the years ended December 31, 2019, 2020 and 2021 were as follows:

	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
		(In Millions)
Short-term employee benefits	$263	$290	$321
Post-employment benefits	9	11	7
Share-based payment	—	—	2
	$272	$301	$330

The compensation of directors and key management personnel was mainly determined by the compensation committee having regard to the performances and market trends.